Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent Events
Agreement and Plan of Merger
On July 24, 2022, Ginkgo entered into an Agreement and Plan of Merger (the “Zymergen Merger Agreement”) with Zymergen Inc., a Delaware public benefit corporation (“Zymergen”), and Pepper Merger Subsidiary Inc., a Delaware corporation and an indirect wholly owned subsidiary of Ginkgo (“Pepper”), providing for the merger of Pepper with and into Zymergen (the “Zymergen Merger”), with Zymergen surviving the Zymergen Merger as wholly owned subsidiary of Ginkgo.
Under the Zymergen Merger Agreement, at the effective time of the Zymergen Merger (the “Effective Time”), each share of common stock, par value $0.001 per share, of Zymergen that is issued and outstanding as of immediately prior to the Effective Time (other than certain excluded shares specified in the Zymergen Merger Agreement) will be automatically cancelled, extinguished and converted into the right to receive 0.9179 of a share of Ginkgo’s Class A common stock and cash in lieu of any fractional shares of Ginkgo’s Class A common stock, without interest. It is expected that Zymergen stockholders will own approximately 5.25% of the pro forma combined company following the transaction.

The Zymergen Merger Agreement has been unanimously approved by the boards of directors of both companies. The transaction is expected to be completed by the first quarter of 2023 and is subject to certain closing conditions, including, among others, (i) approval of the Zymergen Merger by the stockholders of Zymergen, (ii) the expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and, if a merger control inquiry is initiated or commenced by a governmental authority outside of the United States, approval in that jurisdiction, (iii) the absence of any law or order restraining, enjoining or otherwise prohibiting the Zymergen Merger and (iv) no material adverse effect has occurred on the other party since the signing of the Zymergen Merger Agreement that is continuing.
Ginkgo’s obligation to consummate the Zymergen Merger is also subject to the satisfaction or waiver of the condition that (i) Zymergen has not incurred or otherwise become liable for additional costs, expenses or liabilities to Zymergen or its subsidiaries with respect to its leased real property not contemplated under a specified schedule outlining its real estate plans and (ii) certain specified litigation matters are not reasonably expected to result in future money damages payable by Zymergen or its subsidiaries (in excess of any applicable insurance deductible and coverage amounts), where, the aggregate of clauses (i) and (ii), exceed $25.0 million.
The Zymergen Merger Agreement contains certain termination rights for each of Ginkgo and Zymergen, and further provides that, upon termination of the Zymergen Merger Agreement under specified circumstances, Ginkgo may be required to pay Zymergen a termination fee of $10.0 million and Zymergen may be required to pay Ginkgo a termination fee of $10.0 million.
Asset Purchase Agreement
On July 24, 2022, Ginkgo Acquisition Sub, Inc., a Delaware corporation (“Ginkgo Acquisition”) and an indirect, wholly-owned subsidiary of the Company entered into an Asset Purchase Agreement (the “APA”), pursuant to which it will acquire certain assets and liabilities of Bayer CropScience LP (“Bayer”), a Delaware limited partnership, which are expected to expand the Company’s platform capabilities in agricultural biologicals. Under the APA, the Company will acquire Bayer’s
175,000-square-foot
West Sacramento Biologics Research & Development site, team, and internal discovery and lead optimization platform as well as integrate the research and development platform assets from Joyn. As consideration for the assets acquired in the transaction and subject to the terms and conditions of the APA, the Company has agreed to pay approximately $83.0 million, which it may satisfy, at its discretion, in shares of Ginkgo Class A common stock and/or cash. The transaction is expected to close in the fourth quarter of 2022, subject to regulatory approvals and the satisfaction of customary closing conditions.

25. Subsequent Events
(a)
Segment Reporting Changes
The Company announced subsequent to year end a change in its reporting structure to formalize Concentric as a separate business unit. The purpose of the reorganization is to strengthen the Company’s focus on the Biosecurity market opportunity which the Company believes is broader than its current offering of the Concentric testing program. The Company’s reportable segments are described as follows:

•
Foundry consists of research and development services performed under collaboration and license agreements relating to the Company’s cell programming platform. The Company’s cell programming platform includes two core assets: the Foundry, highly efficient biology lab facilities, enabled by investment in proprietary workflows, custom software, robotic automation, and data science and analytics, which is paired with the Company’s Codebase, a collection of biological “parts” and a database of biological data used to program cells. In addition to costs incurred under collaboration and license agreements with customers, the Foundry segment also includes costs incurred for the development, operation, expansion and enhancement of the Foundry and Codebase. Foundry revenue is derived from Foundry usage fees and downstream value share in the form of milestone payments, royalties or equity interests.

•
Launched in 2020, Biosecurity consists of
COVID-19
testing products and services primarily provided to public health authorities. Biosecurity revenue is derived from sales of test kits and testing and reporting services fees.

The reportable segments are the segments of the Company for which discrete financial information is available and for which segment results are regularly reviewed by the Company’s CODMs for purposes of allocating resources and assessing financial performance. The Company’s CODMs evaluate the financial performance of the Company’s segments based upon segment revenues and operating income. The Company’s measure of segment operating income for management reporting purposes excludes the impact of stock-based compensation expense, depreciation and amortization and changes in fair value of certain contingent liabilities. The Company’s CODMs do not evaluate operating segments using asset information. The accounting policies used in the preparation of reportable segments financial information are the same as those used in the preparation of the Company’s consolidated financial statements.

All prior-period comparative segment information was recast to reflect the current reportable segments in accordance with ASC 280,
Segment Reporting
. Additionally, see Note 2 for an updated accounting policy related to segments and Note 12 for the allocation of goodwill to the Foundry segment and reporting unit. The following table presents summary results of the Company’s reportable segments for the periods indicated (in thousands):

	Year ended December 31,
	2021	2020	2019
Revenue:
Foundry	$112,989	$59,221	$54,184
Biosecurity	200,848	17,436	—

Total revenue	313,837	76,657	54,184
Segment cost of revenue:
Biosecurity	129,690	15,611	—
Segment research and development expense:
Foundry	160,643	84,755	85,487
Biosecurity	31,035	62,219	—

Total segment research and development expense	191,669	146,974	85,487
Segment general and administrative expense:
Foundry	74,407	32,698	28,376
Biosecurity	31,039	4,813	—

Total segment general and administrative expense	105,446	37,511	28,376
Segment operating income (loss):
Foundry	(122,052)	(58,232)	(59,679)
Biosecurity	9,084	(65,207)	—

Total segment operating loss	(112,968)	(123,439)	(59,679)

Operating expenses not allocated to segments:
Stock-based compensation (1)	1,687,607	476	771
Depreciation and amortization	28,185	13,112	11,148
Change in fair value of contingent consideration liability	(293)	—	—

Loss from operations	$(1,828,467)	$(137,027)	$(71,598)

(1)	Includes $5.0 million in employer payroll taxes for the year ended December 31, 2021. Employer payroll taxes for the years ended December 31, 2020 and 2019 were not material.

(b)
FGen Acquisition
On March 11
, 2022, the Company entered into a
definitive
agreement to acquire FGen AG (“FGen”), a Swiss company specializing in strain development and optimization. FGen has developed an ultra-high-throughput screening platform built on nanoliter reactor technology which the Company believes will enhance its cell screening capabilities and potentially increase the likelihood of finding enzymes, pathways, and strains or cell lines that perform to diverse product specifications. Under the terms of the agreement, the Company will acquire
100
% of the equity of FGen for total consideration of $
17.5
 million, subject to certain adjustments, payable in New Ginkgo class A common stock, and additional contingent consideration up to $
25.0
 million related to, among other things, the successful integration and deployment of the FGen technology across the Company’s programs. The transaction is expected to close in April 2022.